Operating leases	9 Months Ended
Sep. 30, 2019
Leases [Abstract]
Operating leases	Operating leases
Lease costs recorded under operating leases for the three and nine months ended September 30, 2019 were as follows:

	Three Months Ended	Nine Months Ended
	September 30, 2019	September 30, 2019
	(in thousands)
Operating lease costs	8,713	$26,332
Income from sub-leases	(378)	(1,445)
Net operating lease costs	8,335	$24,887

Of the total cost of $24.9 million incurred in the nine months ended September 30, 2019, $23.0 million is recorded within selling, general and administration costs and $1.9 million is recorded within direct costs.
During the three and nine months ended September 30, 2019, the Group did not incur any costs related to variable lease payments.
The adoption of ASC 842 resulted in the recognition of operating right-of-use assets and lease liabilities of $106.5 million at January 1, 2019. Additional right-of-use assets obtained in exchange for lease obligations during the three and nine months ended September 30, 2019 totaled $7.5 million and $25.4 million, respectively. The weighted average remaining lease term and weighted-average discount rate at September 30, 2019 were 5.47 years and 2.98%, respectively.

Future minimum lease payments under non-cancelable leases as of September 30, 2019 were as follows:

Minimum rental
payments
(in thousands)
Due within 1 year	$28,107
Due between 1 and 5 years	69,656
Thereafter	18,594
Total future minimum lease payments	116,357
Lease imputed interest	(8,840)
Total	$107,517

Operating lease liabilities are presented as current and non-current. Operating lease liabilities of $28.1 million have been included in other liabilities as at September 30, 2019.